Property, Equipment and Software, Net (Details) - Property, Equipment And Software [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment and Software, Net [Line Items]
Depreciation expenses of property		¥ 2,140	¥ 3,317
Impairment of property equipment and software		¥ 1,112